Borrowings and debt - Schedule of Breakdown of Borrowings and Long-Term Debt (Original Maturity of More than One Year), Along with Contractual Interest Rates, Plus Prepaid Commissions (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	$ 2,490,061	$ 2,708,593,000
US dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	786,949	1,355,773,000
Mexican peso
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	1,480,905	1,170,304,000
Costa Rican colones
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	25,175	0
Japanese yen
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	125,167	112,671,000
Euro
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	29,326	31,063,000
Australian dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	9,599	9,133,000
Pound sterling
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	4,979	4,629,000
Peruvian soles
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	27,961	25,020,000
Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	757,775	877,842
Less: Transaction costs	(2,952)	(3,764)
Interest payable	7,787	5,337
Total long-term debt, net	762,610	879,415
Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	1,732,286	1,830,751
Less: Transaction costs	(4,670)	(5,883)
Interest payable	20,404	21,383
Total long-term debt, net	1,748,020	1,846,251
Long Term Borrowings And Debt
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt, net	2,510,630	2,725,666
At fixed interest rates | Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	64,244	60,308
At fixed interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 737,148	$ 1,293,378
At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.90%
At fixed interest rates | Long Term Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.81%	6.81%
At fixed interest rates | Long Term Debt | Pound sterling
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.50%	1.50%
At fixed interest rates | Long Term Debt | Peruvian soles
Disclosure of long-term borrowings [Line Items]
Debt interest rate	7.00%	7.00%
At floating interest rates | Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	$ 693,531	$ 817,534
At floating interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 995,138	$ 537,373
At floating interest rates | Long Term Borrowings And Debt | Costa Rican colones
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.28%	0.00%
Minimum of the year | At fixed interest rates | Long Term Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.95%	0.77%
Minimum of the year | At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.90%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	4.75%	2.38%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.50%	6.50%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	4.80%	5.44%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	7.66%	10.62%
Maximum of the year | At fixed interest rates | Long Term Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.90%	1.54%
Maximum of the year | At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.16%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.15%	6.15%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.78%	10.78%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	5.66%	6.31%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	8.61%	11.52%